CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 23,806	$ 22,902
Trade receivables (net of allowance for doubtful accounts of $118 and $154 at December 31, 2015 and 2014, respectively)	177	286
Other accounts receivable and prepaid expenses	318	1,396
Total current assets	24,301	24,584
LONG-TERM INVESTMENTS:
Long-term deposits	2,670	54
Investments in companies and associates	20,663	7,553
Total long-term investments	23,333	7,607
PROPERTY AND OTHER ASSETS, NET
Real estate property, net	214,840	185,204
Other assets, net	470	609
Total property, equipment and other assets	215,310	185,813
Total assets	262,944	218,004
CURRENT LIABILITIES:
Current maturities of long term loans and bonds	8,535	2,401
Other accounts payable and accrued expenses	$ 3,297	4,991
Other short-term liabilities		539
Total liabilities attributed to discontinued operations	$ 2,109	2,153
Total current liabilities	$ 13,941	$ 10,084
COMMITMENTS AND CONTINGENT LIABILITIES
LONG-TERM LIABILITIES:
Deferred tax liabilities	$ 14,178	$ 14,237
Land lease liability, net	6,412	$ 6,528
Other Long-Term Liabilities	264
Long term loans, net of current maturities	140,082	$ 110,080
Long term bonds, net of current maturities	12,483
Total long-term liabilities	173,419	$ 130,845
SHAREHOLDERS' EQUITY :
Share capital - Ordinary Shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2015 and 2014; Issued: 5,183,525 shares at December 31, 2015 and 2014; Outstanding: 5,133,631 and 5,127,631 shares at December 31, 2015 and 2014, respectively	988	988
Additional paid-in capital	137,961	137,898
Treasury shares : 49,895 and 55,895 shares at December 31, 2015 and 2014, respectively	(354)	(554)
Accumulated other comprehensive income (loss)	(1,906)	(1,221)
Accumulated deficit	(80,905)	(79,672)
Total shareholders' equity of Optibase Ltd.	55,784	57,439
Non-controlling interests	19,800	19,636
Total shareholders' equity	75,584	77,075
Total liabilities and shareholders' equity	$ 262,944	$ 218,004